Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt
Summary Of Long-Term Debt Of AT&T And Its Subsidiaries
			2013	2012
Notes and debentures
	Interest Rates	Maturities[1]
	0.60% – 2.99%	2015 – 2022	$18,774	$13,969
	3.00% – 4.99%	2013 – 2045	22,327	14,590
	5.00% – 6.99%	2013 – 2095	28,513	35,226
	7.00% – 9.10%	2013 – 2097	6,268	7,059
	Other		1	2
Fair value of interest rate swaps recorded in debt			154	267
			76,037	71,113
Unamortized (discount) premium - net			(1,553)	(1,535)
Total notes and debentures			74,484	69,578
Capitalized leases			283	265
Total long-term debt, including current maturities			74,767	69,843
Current maturities of long-term debt			(5,477)	(3,485)
Total long-term debt			$69,290	$66,358
[1]	Maturities assume putable debt is redeemed by the holders at the next opportunity.

Debt Maturing Within One Year
	2013	2012
Current maturities of long-term debt	$5,477	$3,485
Commercial paper	20	-
Bank borrowings[1]	1	1
Total	$5,498	$3,486
[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.

Long-Term Debt - Scheduled Repayments
	2014	2015	2016	2017	2018	Thereafter
Debt repayments[1]	$5,472	$6,514	$6,667	$5,257	$5,800	$45,790
Weighted-average interest rate	4.9%	3.2%	2.7%	2.4%	4.6%	5.1%
[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.